Accounts Receivable - Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	0.63%	0.78%
Gross carrying amount	$ 18,864,241	$ 13,644,371
Expected credit loss	$ 118,669	$ 106,475	$ 109,651
Current to 6 months past due [Member]
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	0.05%	0.22%
Gross carrying amount	$ 18,602,300	$ 13,219,385
Expected credit loss	$ 9,244	$ 28,796
6 months to 12 months past due [Member]
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	1.79%	7.19%
Gross carrying amount	$ 54,828	$ 333,152
Expected credit loss	$ 980	$ 23,964
Over 12 months past due [Member]
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	52.36%	58.49%
Gross carrying amount	$ 207,113	$ 91,834
Expected credit loss	$ 108,445	$ 53,715